Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	490,000,000	490,000,000
Ordinary shares, issued	14,392,364	10,987,679
Ordinary shares, outstanding	14,392,364	10,987,679